Other intangible assets, Effect of Movements in Exchange Rates and Expenditures (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Other Intangible Assets [Abstract]
Total expenditure	$ 72.5	$ 29.3
Intangible assets other than goodwill	5,383.0	5,942.3	[1]	$ 6,629.3
Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(2,916.9)	(2,232.4)		(1,589.3)
Purchased Software [Member]
Other Intangible Assets [Abstract]
Total expenditure	55.5
Intangible assets other than goodwill	78.0	69.8		91.0
Purchased Software [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(113.5)	(76.9)		(50.1)
Product Development Costs [Member]
Other Intangible Assets [Abstract]
Total expenditure	17.0
Intangible assets other than goodwill	36.1	42.7		52.4
Product Development Costs [Member] | Internal Consultants [Member]
Other Intangible Assets [Abstract]
Total expenditure	16.2	16.5
Product Development Costs [Member] | External Consultants [Member]
Other Intangible Assets [Abstract]
Total expenditure	0.8	0.5
Product Development Costs [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(237.9)	(214.3)		(206.7)
Purchased intangibles [Member] | Atar Labs [Member]
Other Intangible Assets [Abstract]
Total expenditure	6.6
Purchased intangibles [Member] | Interset Software Inc. [Member]
Other Intangible Assets [Abstract]
Total expenditure		61.2
Technology [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 1,335.5	1,509.7		1,679.6
Technology [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	2 years
Technology [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	9 years
Technology [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Unamortized lives	9 years
Intangible assets other than goodwill	$ 1,200.0
Technology [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	(865.7)	(668.9)		(478.9)
Trade Names [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 181.3	199.3		218.8
Trade Names [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	4 years
Trade Names [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	16 years
Trade Names [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ (87.9)	(68.0)		(48.9)
Customer Relationships [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 3,752.1	4,119.0		4,575.7
Customer Relationships [Member] | Bottom of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	1 year
Customer Relationships [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	12 years
Customer Relationships [Member] | HPE Software Business [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ 3,500.0
Customer Relationships [Member] | HPE Software Business [Member] | Top of Range [Member]
Other Intangible Assets [Abstract]
Unamortized lives	12 years
Customer Relationships [Member] | Accumulated Amortization [Member]
Other Intangible Assets [Abstract]
Intangible assets other than goodwill	$ (1,611.9)	$ (1,204.3)		$ (801.5)

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.